Income Tax (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of (Loss) Income Before Income Tax Expense

(Loss) Income before income tax expense is attributable to the following geographic locations:

	For the Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(42,687,229)	10,537,631	(50,677,236)
Non-PRC	129,909	8,224,895	(13,953,072)
Total (loss) income before income tax expense	(42,557,320)	18,762,526	(64,630,308)

Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax (expenses	(27,883)	(14,237)	(15,853)
Deferred income tax (expenses) benefits	(513,577)	(5,496,536)	2,626,562
Total income tax (expenses) benefits	(541,460)	(5,510,773)	2,610,709

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
(Loss) income before income tax	(42,557,320)	18,762,526	(64,630,308)
PRC statutory income tax rate	25%	25%	25%
Computed income tax benefits (expenses) with PRC statutory income tax rate (25%)	10,639,329	(4,690,630)	16,157,575
Effect of different tax rates in other jurisdictions	21,760	(207,099)	(3,465,770)
Effect of staff welfare expense	(61,534)	—	—
Effect of additional deduction of qualified R&D expenditures	—	—	662,285
Effect of entertainment expense	(182,962)	(475,202)	(230,952)
Effect of gain from extinguishment of liability	—	2,249,085	—
Effect of non-deductible expenses	(74)	—	(32,556)
Effect of share-based compensation	(13,816,502)	—	—
Effect of changes in valuation allowance	2,858,523	(2,386,927)	(10,852,592)
Effect of expired NOL	—	—	(391,455)
Effect of true-up on NOL	—	—	764,174
Total income tax (expenses) benefits	(541,460)	(5,510,773)	2,610,709

Schedule of Components of Deferred Taxes

The significant components of deferred taxes were as follows:

	As of June 30, 2024	As of June 30, 2025
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	10,523,266	15,316,222
Allowance against doubtful accounts	3,578,914	6,898,153
Operating lease liabilities	4,517,779	5,060,696
Total deferred tax assets	18,619,959	27,275,071
Less: Valuation allowance	(10,366,052)	(21,218,644)
Total deferred tax assets, net of valuation allowance	8,253,907	6,056,427
Net off against deferred tax liabilities	(8,196,650)	(6,056,427)
Total Deferred tax assets, net	57,257	—
	As of June 30, 2024	As of June 30, 2025
	RMB	RMB
Deferred tax liabilities
Operating lease right of use assets	4,498,450	4,991,631
Timing difference - revenue recognized prior to issuance of PRC VAT invoices	6,382,018	1,064,796
Total deferred tax liabilities	10,880,468	6,056,427
Net off against deferred tax assets	(8,196,650)	(6,056,427)
Deferred tax liabilities, net	2,683,818	—